Executive compensation plan	12 Months Ended
Dec. 31, 2017
Disclosure Of Sharebased Payment Arrangements Explanatory [Abstract]
Disclosure of share-based payment arrangements [text block]
Note 16 Executive compensation plan

The Company currently has a compensation plan with the purpose of motivating the Company’s executives and encouraging them to remain with the Company, by granting payments based on the change in the price of SQM’s shares.

Average Share Price Spread

Plan characteristics

This compensation plan is related to the Company’s performance through the SQM Series B share price (Santiago Stock Exchange).

Plan participants

A total of 39 Company executives are entitled to this plan, provided that they continue to work for the Company through to the end of 2020. The payment dates, if applicable, will be during the first quarter of 2021.

Compensation

The compensation payable to each executive is calculated by multiplying a) by b):

a)
The average price of Series B shares on the Santiago Stock Exchange during the fourth quarter of 2020, at its equivalent amount in United States dollars (with a maximum amount or limit amount of US$
54
per share),

b)	By a number equal to the quantity of shares that have been individually assigned to each executive included in the plan.

This compensation plan was approved by the Company’s Board of Directors and its application started on January 1, 2017.

The plan’s effect considers
533,476
shares with an impact amounting to ThUS$
6,487
on the profit and loss for the year ended December 31, 2017, which is recognized on an accrual basis